Note 4 Common Stock: Common Stock Policy (Policies)	12 Months Ended
Aug. 31, 2013
Policies
Common Stock Policy

The Company is currently issuing only one class of common stock, and this has been issued at two different prices since inception. The Company is authorized to issue 750,000,000 shares of common stock at $0.001.

In October 2009, the Company issued 20,000,000 common shares at $0.0001 per share for $2,000 in cash, resulting in additional paid-in capital of $1,800.

In April, 2010, the Company issued 27,500,000 common shares to the owner at a discount of $275 as founder’s shares.

In May 2010, the Company issued 10,000,000 common shares at $0.0001 per share for $1,000 in cash, resulting in additional paid-in capital of $900.

In August, 2010, the Company issued 13,000,000 common shares at $0.001 per share for $13,000 in cash, resulting in additional paid-in capital of $12,870.

In September 2010, the Company issued 5,000,000 common shares at $0.001 per share for $5,000 in cash, resulting in additional paid-in capital of $4,950.

On November 30, 2012, the Company effectuated a fifty to one forward stock split.

On March 18, 2013, the Company issued 350,000,000 common shares to Zahoor Ahmad, for the conversion of debt payable to a related party of $25,980. The issuance resulted in a change of control of the Company

As of March 21, 2013, the Company increased the authorized common shares from 500,000,000 to 750,000,000 common shares.  On March 31, 2013, the Company effectuated a 2 to 1 forward split increasing the outstanding shares of the Company to 425,500,000 common shares.

As of August 31, 2013, the Company had 425,500,000 common shares issued and outstanding. There were 350,000,000 common shares issued during the twelve months ended August 31, 2013.

All shares presented in these financial statements and accompanying footnotes have been retroactively adjusted to reflect the increased number of shares resulting from the two forward stock splits effective on November 30, 2012 and March 21, 2013.